Contingencies (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2014	Nov. 14, 2007 Braun Hummel lawsuit	Oct. 13, 2006 Braun Hummel lawsuit	Jul. 31, 2012 Compliance Programs and Organizational Enhancements [Member]	Jan. 31, 2014 Compliance Programs and Organizational Enhancements [Member]	Jul. 31, 2012 Inquiry and Investigation Expense [Member]	Jan. 31, 2014 Inquiry and Investigation Expense [Member]
Loss Contingencies [Line Items]
Loss contingency, loss in period				$ 78
Litigation settlement, gross			188
Rate of post-judgment interest accrual			6.00%
Foreign Corrupt Practices Act related expenses	$ 157	$ 282			$ 57	$ 109	$ 100	$ 173